EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
EARNINGS PER SHARE

3.	EARNINGS PER SHARE

The following table illustrates the calculation of pro forma earnings per share:

	Period Ended March 31, 2022	Year Ended December 31, 2021
Pro forma net loss	$(158,725)	$(165,957)

Weighted average shares outstanding:	97,075,977	97,075,977

Net Loss per share - basic and diluted	$(0.00)	$(0.00)